27 Right-of-use asset and lease liability (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	R$ 138,361	R$ 96,604	R$ 118,022
Right to use assets	132,521
Depreciation expense	R$ 51,489	R$ 34,205
Lease liabilities, percent	12.04%
Right to use assets, percent	9.30%
Financial expense, percent	12.68%
Depreciation expense, percent	8.41%
Balance in Accordance with IFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	R$ 138,361
Right to use assets	132,521
Financial expense	9,510
Depreciation expense	45,090
Inflation projected balance [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	155,015
Right to use assets	144,842
Financial expense	10,716
Depreciation expense	R$ 48,883